Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 22,258,000	$ 22,258,000	$ 22,260,000
Accumulated Amortization	(2,502,000)	(2,226,000)	(1,113,000)
Net Carrying Amount	19,756,000	20,033,000	21,147,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,258,000	22,258,000	22,260,000
Accumulated Amortization	(2,502,000)	(2,226,000)	(1,113,000)
Net Carrying Amount	$ 19,756,000	$ 20,033,000	$ 21,147,000